Basic and diluted Net Income (Loss) Per Share - Schedule of Computation of Diluted Net Income Loss Per Share (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Total common stock equivalents	54,592,335	15,290,486
Warrant [Member]
Total common stock equivalents	28,435,782
Stock Option [Member]
Total common stock equivalents	26,156,553	15,290,486